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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 028-05995
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Deborah Carlson        Wellesley Massachusetts   August 11, 2006
  ------------------------    -----------------------   ----------------
       [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05989                 Amelia Peabody Foundation
    ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                        --------------------

Form 13F Information Table Entry Total:        31
                                        --------------------

Form 13F Information Table Value Total:        $1,200
                                        --------------------
                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                        DEBORAH CARLSON - JUNE 30, 2006

                                         FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Abbot Labs                    Common       002824100      9        200    SH             Sole                    200   0       0
Barclays PLC                   ADR         06738E204     18        400    SH             Sole                    400   0       0
BP PLC                         ADR         055622104     35        500    SH             Sole                    500   0       0
Beverly Natl. Corp.           Common       088115100     34      1,500    SH             Sole                  1,500   0       0
CVS Corp.                     Common       126650100     43      1,400    SH             Sole                  1,400   0       0
Centerpoint                   Common       15189T107     13      1,000    SH             Sole                  1,000   0       0
Dow Chemical                  Common       260543103     39      1,000    SH             Sole                  1,000   0       0
Duff Phelps                   Common       26432K108     34      3,000    SH             Sole                  3,000   0       0
Duke Energy Holding
  Corp.                       Common       26441C105     79      2,700    SH             Sole                  2,700   0       0
Dupont                        Common       263534109     42      1,000    SH             Sole                  1,000   0       0
Energy East Corp. Tr.       Preferred      29267G200     51      2,000    SH             Sole                  2,000   0       0
Energy East Corp.             Common       29266M109     96      4,000    SH             Sole                  4,000   0       0
General Electric              Common       369604103     49      1,500    SH             Sole                  1,500   0       0
Great Plains                  Common       391164100     84      3,000    SH             Sole                  3,000   0       0
HSBC Holdings                  ADR         404280406     35        400    SH             Sole                    400   0       0
IBM                           Common       459200101     15        200    SH             Sole                    200   0       0
Johnson & Johnson             Common       478160104     30        500    SH             Sole                    500   0       0
JP Morgan Chase               Common       46625H100     42      1,000    SH             Sole                  1,000   0       0
Key Corp.                     Common       493267108     18        500    SH             Sole                    500   0       0
Microsoft                     Common       594918104      9        400    SH             Sole                    400   0       0
New Plan Excel                Common       648053106     49      2,000    SH             Sole                  2,000   0       0
New York Cmnty                Common       649445103     66      4,000    SH             Sole                  4,000   0       0
Petroleo                      Common       71654V408     36        400    SH             Sole                    400   0       0
Proctor & Gamble              Common       742718109     33        600    SH             Sole                    600   0       0
Royal Dutch Shell              ADR         780259206     67      1,000    SH             Sole                  1,000   0       0
Stanley Works                 Common       854616109     24        500    SH             Sole                    500   0       0
Stryker Corp.                 Common       863667101     13        300    SH             Sole                    300   0       0
Teco Energy                   Common       872375100     45      3,000    SH             Sole                  3,000   0       0
3M                            Common       88579Y101     24        300    SH             Sole                    300   0       0
TransCanada                   Common       89353D107     37      1,300    SH             Sole                  1,300   0       0
XL Capital Ltd                Common       G98255105     31        500    SH             Sole                    500   0       0

                                                        1200